Inventory - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Inventory Disclosure [Abstract]
Inventories, net	¥ 0	¥ 95,617	$ 0
Inventory write-down	¥ 0	¥ 9,201